Segments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segments [Abstract]
Number of operating segments	1	1
Description of segment	The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, Ben Hwang, who reviews financial information presented on a consolidated net loss basis as reported on the consolidated condensed statement of operations and comprehensive loss in order to make decisions about allocating resources and assessing performance for the entire Company. The CODM also utilizes the Company’s long-range plan, which includes product development roadmaps and long-range financial models, as a key input to resource allocation.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer